Quarterly Holdings Report
for

Fidelity® Municipal Income 2021 Fund

March 31, 2020

M21-QTLY-0520
1.932724.108

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.1%
	Principal Amount	Value
Alabama - 3.2%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/21	1,000,000	1,026,490
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/21	500,000	514,015

TOTAL ALABAMA		1,540,505

Arizona - 4.0%
Glendale Gen. Oblig. Series 2017, 5% 7/1/21	250,000	262,008
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A, 5% 7/1/21 (a)	1,000,000	1,046,500
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	314,217
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	254,150

TOTAL ARIZONA		1,876,875

California - 2.9%
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 B, 5% 7/1/21 (a)	225,000	234,518
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2011 C, 5% 5/1/21 (a)	500,000	517,640
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/21	600,000	626,616

TOTAL CALIFORNIA		1,378,774

Connecticut - 2.7%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/21	500,000	519,405
Connecticut Health & Edl. Facilities Auth. Rev.:
Series K1, 5% 7/1/21	$500,000	$521,025
Series K3, 5% 7/1/21	210,000	218,803

TOTAL CONNECTICUT		1,259,233

Florida - 6.6%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	524,015
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	445,141
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/21	750,000	786,503
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,043,890
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	341,647

TOTAL FLORIDA		3,141,196

Georgia - 1.7%
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	701,839
Series 2011 B, 5% 1/1/21	85,000	86,458

TOTAL GEORGIA		788,297

Illinois - 7.5%
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	409,961
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/21	200,000	208,018
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	533,915
Illinois Fin. Auth. Rev. (OSF Healthcare Sys.) Series 2018 A, 5% 5/15/21	300,000	311,916
Illinois Gen. Oblig.:
Series 2012, 5% 3/1/21	500,000	506,177
Series 2013, 5% 7/1/21	510,000	518,543
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,030,449
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/21	50,000	52,313

TOTAL ILLINOIS		3,571,292

Indiana - 2.9%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	205,740
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/21 (a)	500,000	514,082
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	261,953
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	314,601
Whiting Envir. Facilities Rev. (BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	100,000	101,244

TOTAL INDIANA		1,397,620

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21	100,000	103,315
Massachusetts - 0.5%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/21	250,000	259,665
Michigan - 10.1%
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/21	500,000	520,719
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/21 (b)	180,000	187,034
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	210,194
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	530,290
Michigan Fin. Auth. Rev.:
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	1,000,000	1,044,130
Series 2015 D1, 5% 7/1/21	500,000	523,890
Michigan Hosp. Fin. Auth. Rev. 5% 6/1/21	300,000	313,131
Milan Area Schools Series 2019, 5% 5/1/21	305,000	317,369
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/21	220,000	229,238
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	780,416
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/21 (b)	100,000	104,752

TOTAL MICHIGAN		4,761,163

Minnesota - 1.6%
Maple Grove Health Care Sys. Rev. ( North Memorial Med. Ctr., Proj.) Series 2015, 4% 9/1/21	400,000	412,096
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	315,000	326,702

TOTAL MINNESOTA		738,798

Nevada - 7.2%
Clark County Arpt. Rev. Series 2017 C, 5% 7/1/21 (a)	2,725,000	2,823,067
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	260,705
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	311,694

TOTAL NEVADA		3,395,466

New Jersey - 17.7%
Bayonne Gen. Oblig. Series 2016, 5% 7/1/21 (Build America Mutual Assurance Insured)	695,000	727,498
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	650,000	666,197
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	979,300
New Jersey Econ. Dev. Auth. Series NN, 5% 3/1/21	130,000	132,726
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21 (Pre-Refunded to 9/1/21 @ 100)	325,000	333,271
Series 2015 XX:
5% 6/15/21	1,025,000	1,053,167
5.5% 9/1/21 (Pre-Refunded to 3/1/21 @ 100)	905,000	941,779
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	564,905
Series 2013 A, 5% 7/1/21	100,000	104,612
New Jersey Edl. Facility (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/21	490,000	506,342
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011, 5% 7/1/21	1,000,000	1,046,630
Series 2017 A, 5% 7/1/21	170,000	178,231
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/21	250,000	256,575
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	101,867
Series 2011 B, 5% 6/15/21	750,000	770,610

TOTAL NEW JERSEY		8,363,710

New York - 3.6%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	522,375
New York Dorm. Auth. Rev.:
Series 2014, 5% 7/1/21	325,000	340,694
Series 2019 A, 5% 5/1/21	500,000	520,388
Series 2020 A, 5% 7/1/21 (b)	100,000	104,678
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	209,478

TOTAL NEW YORK		1,697,613

Ohio - 2.2%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/21	1,000,000	1,043,180
Oregon - 1.9%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/21	230,000	231,748
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (a)	650,000	680,141

TOTAL OREGON		911,889

Pennsylvania - 5.4%
Berks County Muni. Auth. Rev. (Tower Health Proj.) Series 2020 A, 5% 2/1/21	400,000	412,011
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	397,085
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	698,686
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	516,004
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	521,825

TOTAL PENNSYLVANIA		2,545,611

Pennsylvania, New Jersey - 0.7%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	340,652
South Carolina - 1.5%
Horry County School District Series 2011, 5% 3/1/21	700,000	724,554
South Dakota - 0.6%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2017, 5% 7/1/21	255,000	267,021
Tennessee - 1.1%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 4% 4/1/21	500,000	510,873
Texas - 9.7%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	262,215
5% 7/15/21	750,000	786,645
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/21	250,000	260,258
Series 2018 C, 5% 7/1/21 (a)	1,000,000	1,036,740
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	412,684
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	523,695
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	524,442
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	73,572
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	209,862
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21 (Escrowed to Maturity)	500,000	523,635

TOTAL TEXAS		4,613,748

Virginia - 0.8%
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/21	250,000	259,186
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/21	110,000	114,826

TOTAL VIRGINIA		374,012

Washington - 2.4%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/21	240,000	246,906
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	694,165
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	197,314

TOTAL WASHINGTON		1,138,385

Wisconsin - 1.4%
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	100,000	104,586
Series 2014, 5% 5/1/21	540,000	559,036

TOTAL WISCONSIN		663,622

TOTAL MUNICIPAL BONDS
(Cost $46,910,172)		47,407,069
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $46,910,172)		47,407,069
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(45,701)
NET ASSETS - 100%		$47,361,368

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$5,405
Total	$5,405

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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